Trade and Other Payables (Details) - Schedule of Other Current Liabilities - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Current Liabilities [Abstract]
Payroll	$ 5,222	$ 3,932
Other accruals	472	53
Total other current liabilities	$ 5,694	$ 3,985